Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of ordinary shares reflected in condensed consolidated balance sheets are reconciled

Gross proceeds	$138,000,000
Less:
Ordinary shares issuance costs	(8,119,261)
Plus:
Accretion of carrying value to redemption value	9,499,261
Ordinary shares subject to possible redemption as of December 31, 2021	139,380,000
Less:
Mandatorily redeemable ordinary shares	(41,824,292)
Plus:
Accretion of carrying value to redemption value	2,630,486
Ordinary shares subject to possible redemption as of June 30, 2022	$100,186,194

Gross proceeds	$138,000,000
Less:
Ordinary shares issuance costs	$(8,119,261)
Plus:
Accretion of carrying value to redemption value	$9,499,261
Ordinary shares subject to possible redemption	$139,380,000

Schedule of reflects the calculation of basic and diluted net income per ordinary share

		For the Period
		from February 21,
		2020 (Inception)
	Year Ended	Through
	December 31,	December 31,
	2021	2020
	Ordinary Shares	Ordinary Shares
Basic net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$783,438	$(6,276)
Denominator:
Basic weighted average ordinary shares outstanding	16,820,548	3,000,000
Basic net income (loss) per ordinary share	$0.05	$(0.00)

Diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$783,438	$(6,276)
Denominator:
Diluted weighted average ordinary shares outstanding	16,834,110	3,000,000
Diluted net income (loss) per ordinary share	$0.05	$(0.00)